Significant accounting judgments, estimates, and assumptions	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgments, estimates, and assumptions
1.5 Significant accounting judgments, estimates, and assumptions
The preparation of financials in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosures. This includes judgments, estimates, and assumptions in the ordinary course of business as well as non-operating events. Uncertainty about these judgments, assumptions, and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. The judgments, estimates, and assumptions are continuously evaluated and are based on experience and other factors, including expectations of future events that are believed to be reasonable. Actual results may differ from these judgments, estimates, and assumptions. The main judgments, estimates, and assumptions with a significant risk of resulting in a material adjustment are described in the following notes:
•3.4 Right-of-use assets
•3.5 Intangible assets
•6.1 Share-based compensation
•6.2 Employee benefit obligations
•6.3 Provisions
•6.4 Income taxes